Report Of The Directors Financial Review Risk Report - Personal lending: reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees (Details) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	$ 2,471,203
Financial assets, ending balance	2,621,427	$ 2,471,203
Gross carrying amount | IFRS 9
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	1,645,418
Financial assets, ending balance	1,729,873	1,645,418
Allowance for ECL | IFRS 9
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(8,693)
Financial assets, ending balance	(8,866)	(8,693)
Personal Lending Sector | Gross carrying amount | Loans and advances to customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	602,615	571,880
Net new lending and further lending/payments	47,840	49,820
Assets written off	(1,345)	(1,386)
Foreign exchange and other	9,279	(17,699)
Financial assets, ending balance	658,389	602,615
Personal Lending Sector | Gross carrying amount | 12-month expected credit losses | Financial instruments not credit-impaired | Loans and advances to customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	580,784	549,328
Transfers of financial instruments	(4,751)	(4,270)
Net new lending and further lending/payments	50,946	52,761
Foreign exchange and other	8,982	(17,035)
Financial assets, ending balance	635,961	580,784
Personal Lending Sector | Gross carrying amount | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans and advances to customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	16,838	17,678
Transfers of financial instruments	2,645	2,047
Net new lending and further lending/payments	(2,348)	(2,453)
Foreign exchange and other	247	(434)
Financial assets, ending balance	17,382	16,838
Personal Lending Sector | Gross carrying amount | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Loans and advances to customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	4,993	4,874
Transfers of financial instruments	2,106	2,223
Net new lending and further lending/payments	(758)	(488)
Assets written off	(1,345)	(1,386)
Foreign exchange and other	50	(230)
Financial assets, ending balance	5,046	4,993
Personal Lending Sector | Allowance for ECL | Loans and advances to customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(2,961)	(3,065)
Net remeasurement of ECL arising from transfer of stage	(38)	(27)
Net new lending and further lending/payments	737	308
Changes to risk parameters – credit quality	(2,305)	(1,717)
Changes to models used for ECL calculation	68
Assets written off	1,345	1,380
Foreign exchange and other	4	160
Financial assets, ending balance	(3,150)	(2,961)
ECL income statement change for the period	(1,538)	(1,436)
Recoveries	314	290
Others	4	(18)
Total ECL income statement change for the period	(1,220)	(1,164)
Personal Lending Sector | Allowance for ECL | 12-month expected credit losses | Financial instruments not credit-impaired | Loans and advances to customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(547)	(596)
Transfers of financial instruments	(374)	(411)
Net remeasurement of ECL arising from transfer of stage	446	358
Net new lending and further lending/payments	3	(241)
Changes to risk parameters – credit quality	(100)	266
Changes to models used for ECL calculation	(6)
Foreign exchange and other	(19)	77
Financial assets, ending balance	(597)	(547)
ECL income statement change for the period	343	383
Personal Lending Sector | Allowance for ECL | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans and advances to customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(1,266)	(1,157)
Transfers of financial instruments	858	799
Net remeasurement of ECL arising from transfer of stage	(408)	(374)
Net new lending and further lending/payments	453	222
Changes to risk parameters – credit quality	(1,015)	(786)
Changes to models used for ECL calculation	60
Foreign exchange and other	(20)	30
Financial assets, ending balance	(1,338)	(1,266)
ECL income statement change for the period	(910)	(938)
Personal Lending Sector | Allowance for ECL | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Loans and advances to customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(1,148)	(1,312)
Transfers of financial instruments	(484)	(388)
Net remeasurement of ECL arising from transfer of stage	(76)	(11)
Net new lending and further lending/payments	281	327
Changes to risk parameters – credit quality	(1,190)	(1,197)
Changes to models used for ECL calculation	14
Assets written off	1,345	1,380
Foreign exchange and other	43	53
Financial assets, ending balance	(1,215)	(1,148)
ECL income statement change for the period	$ (971)	$ (881)